Stock-Based Compensation (Details Textual) (USD $)	12 Months Ended					12 Months Ended									1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 2008 Long Term Performance Plan [Member]	Dec. 31, 2011 2008 Directors Stock Incentive Plan [Member]	Dec. 31, 2011 Stock Options [Member] Y	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2009 Stock Options [Member]	Dec. 31, 2011 Restricted Stock Units [Member] Y	Dec. 31, 2010 Restricted Stock Units [Member]	Dec. 31, 2009 Restricted Stock Units [Member]	Dec. 31, 2011 Performance Units [Member] Y	Dec. 31, 2010 Performance Units [Member]	Dec. 31, 2009 Performance Units [Member]	Jan. 31, 2012 2009 Employee Stock Purchase Plan [Member]	Jul. 31, 2011 2009 Employee Stock Purchase Plan [Member]	Dec. 31, 2011 2009 Employee Stock Purchase Plan [Member]	Dec. 31, 2010 2009 Employee Stock Purchase Plan [Member]
Stock-Based Compensation (Textual)
Maximum number of shares of L-3 Holdings common stock that may be issued pursuant to "incentive" stock option awards				3,000,000
Maximum number of shares of L-3 Holdings common stock that may be issued pursuant to all awards granted during a calendar year to an individual				500,000
Percentage of total outstanding shares of common stock that may be issued in respect to performance based awards				5.00%
Maximum number of shares authorized for issuance under the amendment				12,200,000	300,000												5,500,000
Maximum number of shares of L-3 Holdings common stock may be issued pursuant to "full value" awards under the amendment				6,300,000
Shares of L-3 Holdings common stock available to be awarded	2,600,000			237,852
Expiration period of stock options granted from date of grant						10 years
Vesting period						3 years			3 years
Weighted average grant date fair value of stock options						$ 15.54	$ 18.41	$ 14.67
Intrinsic value of stock options exercised						$ 8,000,000	$ 30,000,000	$ 12,000,000
Unrecognized compensation costs related to stock awards						14,000,000			60,000,000			5,000,000
Unrecognized compensation costs related to equity awards after income taxes						9,000,000			36,000,000			3,000,000
Weighted average remaining period for recognition of unrecognized costs related to equity awards						1.3			1.3			1.7
Actual income tax benefit realized related to compensation deductions arising from the exercise of stock options						3,000,000	10,000,000	5,000,000
Age of retirement eligible employees									65
Length of service after grant date									1 year			3 years	3 years	2 years 6 months
Vesting period of units granted for non-employee directors									1 year
Weighted average grant date fair value	$ 80.17								$ 80.17	$ 90.23	$ 74.02	$ 95.50	$ 105.14	$ 87.18
Length of service for retirement eligible employees, Minimum									at least five years
Fair value of restricted stock unit awards vested									35,000,000	31,000,000	23,000,000
Minimum payout range												0.00%
Maximum payout range												200.00%
Total performance units earned												69,263
Fair market value of total performance units earned as of their vesting date												5,000,000
Term of plans																	eligible employees are offered options to purchase shares of L-3 Holdings' common stock at the end of each six-month offering period at 85% of fair market value (or 95% of fair market value for offering periods beginning on or after January 1, 2011) based on the average of the highest and lowest sales prices for the stock on the purchase date.
Offering period to purchase shares																	6 months
Percentage of fair market value for offering periods																	95.00%	85.00%
Share purchases funded through payroll deductions up to a maximum percentage																	10.00%
Share purchases funded through payroll deductions up to a maximum value																	$ 21,250
Issued shares under the ESPP, shares															400,000	300,000
Issued shares under the ESPP, value															$ 63.59	$ 83.26
Employee discount on the purchase of common stock		5.00%	15.00%